Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of allowance for doubtful accounts
	Balance at beginning of year	Provision	Reversal of provision	Write-off of provision	Balance at end of year

	U.S. Dollars (in thousands)
2023	-	100	-	-	100
2024	100	34	-	-	134
2025	134	11	(24)	(34)	87